Debt - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 20, 2023	Mar. 17, 2020	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Dividend payments				$ 150,179,000	$ 0	$ 0
JS Global
Debt Instrument [Line Items]
Dividend payments	$ 375,000,000		$ 60,300,000
2020 Facilities Agreement | Line of Credit
Debt Instrument [Line Items]
Debt term (in years)		5 years
Gain (loss) on extinguishment of debt	$ (1,000,000)
2020 Facilities Agreement | Line of Credit | London Interbank Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.80%
2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.875%
Credit adjustment	0.10%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Interest expense, net				$ 45,400,000	21,800,000	$ 12,500,000
Secured Debt | 2020 Facilities Agreement | Line of Credit
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Repayments of principal balance	$ 400,000,000
Repayments of accrued interest	9,200,000
Secured Debt | 2020 Facilities Agreement | Line of Credit | London Interbank Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.80%
Secured Debt | 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Face amount	810,000,000
Line of credit facility, higher borrowing capacity option	$ 520,000,000.0
Line of credit facility, higher borrowing capacity option, percentage of EBITDA	100.00%
Proceeds from term loans	$ 800,900,000
Secured Debt | 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.875%
Revolving Credit Facility | 2020 Facilities Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 200,000,000
Draw downs on debt				$ 0	260,000,000
Long-term line of credit, outstanding					$ 0
Revolving Credit Facility | 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000
Line of credit facility, higher borrowing capacity option	$ 520,000,000.0
Line of credit facility, higher borrowing capacity option, percentage of EBITDA	100.00%
Proceeds from term loans				125,500,000
Long-term line of credit, outstanding				0
Letters of credit, outstanding				9,800,000
Remaining borrowing capacity				$ 490,200,000